Other intangible assets, Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
For continuing operations [Abstract]
Total amortization charge for the year	$ 956.4	$ 674.1	$ 716.5
Research and development	521.8	513.6	$ 491.2
Product Development Costs [Member]
For continuing operations [Abstract]
Total amortization charge for the year	19.6	23.5
Research and development	19.1	16.2
Purchased Trade Names and Customer Relationships [Member]
For continuing operations [Abstract]
Total amortization charge for the year	642.2	413.9
Purchased Software [Member]
For continuing operations [Abstract]
Total amortization charge for the year	37.4	46.5
Purchased Technology [Member]
For continuing operations [Abstract]
Total amortization charge for the year	$ 257.2	$ 190.2